Note 12 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 22,859,000	$ 24,850,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	15,200,000
Operating Loss Carryforwards, Limitations on Use	$405,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Reserves	4,200,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	1,600,000
Federal Deferred Tax Asset [Member]
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	18,100,000
State Deferred Tax Asset [Member]
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 4,700,000